Borrowings - Schedule of Borrowings and Capital Expenditures (Details) - USD ($)		Sep. 30, 2024	Sep. 30, 2023
Schedule of Borrowings and Capital Expenditures [Line Items]
Total short-term borrowings		$ 5,186,958	$ 1,000,548
Total long-term borrowings, current		634,120
Total long-term borrowings, non-current		7,461,240	4,385,965
Total borrowings		$ 13,282,318	5,386,513
Bank of Jiangsu [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Short-Term Interest Rate	[1]	6.09%
Short-Term Borrowing Date	[1]	Dec. 15, 2022
Short-Term Maturity Date	[1]	Dec. 14, 2023
Total short-term borrowings	[1]		109,649
Bank of Jiangsu [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Short-Term Interest Rate	[1]	5.80%
Short-Term Borrowing Date	[1]	Jan. 25, 2024
Short-Term Maturity Date	[1]	Jan. 25, 2025
Total short-term borrowings	[1]	$ 113,999
Bank of Jiangsu [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Short-Term Interest Rate		3.95%
Short-Term Borrowing Date		Aug. 31, 2022
Short-Term Maturity Date		Aug. 30, 2024
Total short-term borrowings			274,123
Bank of Jiangsu [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Short-Term Interest Rate	[2]	3.30%
Short-Term Borrowing Date	[2]	Aug. 30, 2024
Short-Term Maturity Date	[2]	Aug. 27, 2025
Total short-term borrowings	[2]	$ 997,492
Bank of Jiangsu [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Short-Term Interest Rate	[3]	3.80%
Short-Term Borrowing Date	[3]	Dec. 19, 2023
Short-Term Maturity Date	[3]	Dec. 15, 2024
Total short-term borrowings	[3]	$ 569,995
Bank of Nanjing [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Short-Term Interest Rate	[4]	3.50%
Short-Term Borrowing Date	[4]	Sep. 11, 2024
Short-Term Maturity Date	[4]	Sep. 09, 2025
Total short-term borrowings	[4]	$ 712,494
Agricultural Bank of China [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Short-Term Interest Rate		4.10%
Short-Term Borrowing Date		Mar. 24, 2023
Short-Term Maturity Date		Mar. 23, 2024
Total short-term borrowings			616,776
Agricultural Bank of China [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Short-Term Interest Rate	[5]	3.20%
Short-Term Borrowing Date	[5]	Jun. 26, 2024
Short-Term Maturity Date	[5]	Jun. 16, 2025
Total short-term borrowings	[5]	$ 1,424,989
Agricultural Bank of China [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Short-Term Interest Rate	[6]	3.05%
Short-Term Borrowing Date	[6]	Dec. 29, 2023
Short-Term Maturity Date	[6]	Dec. 21, 2024
Total short-term borrowings	[6]	$ 1,367,989
Bank of Jiangnan [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Long-term borrowings current Interest Rate	[7]	4.80%
Long-term borrowings current Borrowing Date	[7]	Jun. 27, 2023
Long-term borrowings current Maturity Date	[7]	Jun. 21, 2030
Total long-term borrowings, current	[7]	$ 634,120
Bank of Jiangnan [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Long-term borrowings non-current Interest Rate	[7]	4.80%
Long-term borrowings non-current Borrowing Date	[7]	Jun. 27, 2023
Long-term borrowings non-current Maturity Date	[7]	Jun. 21, 2030
Total long-term borrowings, non-current	[7]	$ 3,925,844	4,385,965
Bank of Jiangnan [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Long-term borrowings non-current Interest Rate	[7]	4.80%
Long-term borrowings non-current Borrowing Date	[7]	Nov. 15, 2023
Long-term borrowings non-current Maturity Date	[7]	Jun. 21, 2030
Total long-term borrowings, non-current	[7]	$ 1,823,985
Bank of Jiangnan [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Long-term borrowings non-current Interest Rate	[7]	4.80%
Long-term borrowings non-current Borrowing Date	[7]	Feb. 05, 2024
Long-term borrowings non-current Maturity Date	[7]	Jun. 21, 2030
Total long-term borrowings, non-current	[7]	$ 984,667
Bank of Jiangnan [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Long-term borrowings non-current Interest Rate	[7]	4.80%
Long-term borrowings non-current Borrowing Date	[7]	Jul. 18, 2024
Long-term borrowings non-current Maturity Date	[7]	Jun. 21, 2030
Total long-term borrowings, non-current	[7]	$ 726,744

[1]	On December 14, 2022, Changzhou EZGO obtained a revolving line of credit of RMB800,000 ($109,649) from Bank of Jiangsu with three years term from December 14, 2022 to December 14, 2025. On January 3, 2023, Changzhou EZGO withdrew RMB800,000 ($109,649) from this line of credit, with an effective annual interest rate of 6.09% and a term of 12 months, which was fully repaid as matured. On January 25, 2024, Changzhou EZGO withdrew another RMB800,000 ($113,999) from this line of credit, with an effective annual interest rate of 5.80% and a term of 12 months.
[2]	On August 30, 2024, Changzhou EZGO obtained a non-revolving loan of RMB7,000,000 ($997,492) from Bank of Jiangsu, with an effective annual interest rate of 3.30% and a term of 12 months, which was guaranteed by Jiangsu Jiangnan Technology Financing Guarantee Co., Ltd.
[3]	On December 19, 2023, Changzhou Higgs obtained a non-revolving loan of RMB4,000,000 ($569,995) from Bank of Jiangsu, with an effective annual interest rate of 3.80% and a term of 12 months, which was guaranteed by Feng Xiao, the legal representative of Changzhou Higgs.
[4]	On September 11, 2024, Changzhou EZGO entered a non-revolving loan facility of RMB5,000,000 ($712,494) with Bank of Nanjing, with an effective annual interest rate of 3.50% and a term of 12 months, which was guaranteed by Jianhui Ye, the Chief Executive Officer of the Company, Jiangsu New Energy and Jiangsu Jiangnan Technology Financing Guarantee Co., Ltd.
[5]	On June 26, 2024, Changzhou EZGO obtained a non-revolving loan of RMB10,000,000 ($1,424,989) from Agricultural Bank of China, with an effective annual interest rate of 3.20% and a term of 12 months, which was guaranteed by Jianhui Ye.
[6]	On December 29, 2023, Jiangsu Supply Chain obtained a non-revolving loan of RMB9,600,000 ($1,367,989) from Agricultural Bank of China, with an effective annual interest rate of 3.05% and a term of 12 months. The loan was secured by the $1,500,000 certificate of deposit held by EZGO HK.
[7]	On June 25, 2023, Jiangsu New Energy obtained a 7-year loan facility of up to RMB56,810,000 ($8,095,360) from Bank of Jiangnan with an effective annual interest rate of 4.80%, specified for expenditures on the construction of Changzhou manufacturing plant built for the production of two-wheeler e-bicycles, intelligent unmanned patrol vehicles and graphene batteries, which will mature on June 21, 2030. On June 27, 2023, November 15, 2023, February 6, 2024, and July 18, 2024, Jiangsu New Energy withdrew RMB32,000,000 ($4,559,964), RMB12,800,000 ($1,823,985), RMB5,100,000 ($726,744) and RMB6,910,000 ($984,667) from this loan facility, respectively. The loan facility was guaranteed by Shuang Wu, Chief Operating Officer and a significant shareholder of the Company, and also pledged by the land use right of Jiangsu New Energy. The following is the principal repayment schedule for the long-term loan from Bank of Jiangnan as of September 30, 2024: